ACCRUED EXPENSES AND OTHER LIABILITIES - Additional information (Details) - S 2024 Dividends - $ / shares	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024
ACCRUED EXPENSES AND OTHER LIABILITIES
Dividends Payable, Date Declared	2024-11
Common stock, Per share, Declared		$ 0.25
Dividends Payable, Date of Record	Dec. 06, 2024
Dividends Payable, Date to be Paid	Jan. 10, 2025
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ACCRUED EXPENSES AND OTHER LIABILITIES
Common stock, Per share, Declared		$ 2